PREPAYMENTS AND OTHER ASSETS (FY) (Details) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2023 USD ($) item tranche	Dec. 31, 2022 USD ($) tranche item	Dec. 31, 2021 USD ($)
PREPAYMENTS AND OTHER ASSETS
Prepayments to suppliers		$ 41,887	$ 9,664	$ 14,450
Deposits		63,906 [1]	26,577 [1]	6,669
Deductible input value-added tax		1,623	757	760
Prepayments of income tax		17,521	18,459
Receivable from a third party	[2],[3]		2,546
Receivable from the disposed subsidiaries	[4]			10,203
Others		4,774	1,573	2,555
Total		129,711	59,576	$ 34,637
Blue Safari Acquisition Corp [Member]
PREPAYMENTS AND OTHER ASSETS
Loan to third party		$ 1,990	$ 1,990
Number of tranches | tranche		2	2
Loan to third party additional principal amount		$ 2,580	$ 2,580
Loan to third party number of additional tranches | tranche		4	4
Merger completion extension term		3 months	3 months
Merger completion term number of extensions | item		2	2

[1]	The Group pays deposits to certain electricity service providers. In order to minimize the deposit paid to the electricity supplier, in April 2023, Bitdeer Inc., a subsidiary of the Group, has entered into a guaranty agreement with one of the electricity suppliers to act as a guarantor to provide the assurance for the payment obligation of another subsidiary of the Group in connection with electricity service subscribed. The total liability of the Guarantor is limited to the lesser of the guaranteed obligations under all agreements or US$13 million in each case.
[2]	Represent balance due from Blue Safari Acquisition Corp. (“BSGA”), a special purpose acquisition company who has signed a merger agreement with the Group. Associated with the anticipated merger, the Group agreed to lend BSGA an aggregate principal amount of US$1.99 million in two tranches and additional US$2.58 million in four tranches to fund any and all amounts required to extend the period of time BSGA has to complete the merger for up to two times for an additional three month period each time. The lending bears no interest and is repayable only at the closing of the merger by BSGA. The merger was closed in April 2023 and the receivable was settled upon the completion of the merger. See Note 1.
[3]	Represent balance due from Blue Safari Acquisition Corp. (“BSGA”), a special purpose acquisition company who has signed a merger agreement with the Group. Associated with the anticipated merger, the Group agreed to lend BSGA an aggregate principal amount of US$1.99 million in two tranches and additional US$2.58 million in four tranches to fund any and all amounts required to extend the period of time BSGA has to complete the merger for up to two times for an additional three month period each time. The lending bears no interest and is repayable only at the closing of the merger by BSGA. The merger was closed in April 2023. See Note 23.
[4]	Represent balance due from two subsidiaries which the Group disposed of in December 2021. The receivables have been fully collected by March 2022.